Consolidated Statements of Comprehensive Income (Loss) - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
OPERATING REVENUES	$ 1,346.9	$ 1,023.3
COST OF SALES
Mining and processing	518.9	437.3
Royalties	13.8	10.2
Amortization	218.4	190.2
Cost of sales	751.1	637.7
EXPENSES
Exploration	26.7	18.2
Corporate and administrative	32.6	27.6
Share-based compensation (Note 18)	31.7	21.7
Reversal of impairment (Note 9)	(57.1)	0.0
Total expenses	785.0	705.2
EARNINGS FROM OPERATIONS	561.9	318.1
Finance expense (Note 19)	(3.8)	(2.5)
Foreign exchange gain	8.0	1.9
Unrealized loss on commodity derivatives	(24.2)	(0.9)
Other loss (Note 20)	(39.7)	(22.9)
EARNINGS BEFORE INCOME TAXES	502.2	293.7
INCOME TAXES (Note 17)
Current income tax expense	(98.7)	(52.7)
Deferred income tax expense	(119.2)	(31.0)
NET EARNINGS	284.3	210.0
Items that may be subsequently reclassified to net earnings:
Net change in fair value of currency hedging instruments, net of taxes	(11.7)	8.3
Net change in fair value of fuel hedging instruments, net of taxes	(0.1)	(0.2)
Items that will not be reclassified to net earnings:
Unrealized gain (loss) on equity securities, net of taxes	26.4	(10.5)
Total other comprehensive gain (loss)	14.6	(2.4)
COMPREHENSIVE INCOME	$ 298.9	$ 207.6
EARNINGS PER SHARE (Note 21)
- basic (usd per share)	$ 0.70	$ 0.53
- diluted (usd per share)	$ 0.69	$ 0.53
Weighted average number of common shares outstanding (000's)
- basic (in shares)	408,165	395,509
- diluted (in shares)	410,546	398,069